INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	$ 102,090	$ 106,252
Classes of intangible Assets, Gross	232,391	220,222
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(130,301)	(113,970)
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	31,877	39,065
Classes of intangible Assets, Gross	116,315	113,487
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(84,438)	(74,422)
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	5,684	5,966
Classes of intangible Assets, Gross	5,684	5,966
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	35,092	39,981
Classes of intangible Assets, Gross	75,626	74,723
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(40,534)	(34,742)
Other identifiable intangible assets [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	29,437	21,240
Classes of intangible Assets, Gross	34,766	26,046
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	$ (5,329)	$ (4,806)